CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 17,945	$ 66,425
Restricted cash	1,800	5,279
Accounts receivable, net of allowance for credit losses	976	634
Inventories	3,641	5,767
Prepayments and other current assets	2,610	6,875
Total current assets	26,972	84,980
Property and equipment, net	2,185	2,789
Intangible assets, net	2,745	3,604
Goodwill	26,663	27,393
Operating lease right-of-use assets	9,930	6,559
Long-term rental deposits	806	392
Long-term investments	73	0
Other non-current assets	0	592
TOTAL ASSETS	69,374	126,309
Current Liabilities
Short-term borrowings	685	0
Accounts payable	10,378	15,846
Advance from customers	8,357	17,001
Operating lease liabilities	4,047	5,046
Accrued expenses and other current liabilities	54,091	94,622
Total current liabilities	77,558	132,515
Operating lease liabilities	4,780	1,915
Deferred tax liabilities	101	154
Unrecognized tax benefits	107	107
TOTAL LIABILITIES	82,546	134,691
STOCKHOLDERS' DEFICIT
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 244,955,045 and 244,955,045 shares issued as of December 31, 2023 and 2024, respectively; 223,250,577 and 220,668,763 shares outstanding as of December 31, 2023 and 2024, respectively)	17	17
Additional paid-in capital	282,766	283,137
Treasury shares (21,666,222 and 24,248,036 shares as of December 31, 2023 and 2024, respectively)	(30,880)	(30,359)
Statutory reserves	390	0
Accumulated other comprehensive loss	(3,265)	(1,856)
Accumulated deficit	(262,200)	(259,321)
TOTAL STOCKHOLDERS' DEFICIT	(13,172)	(8,382)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 69,374	$ 126,309